INCOME TAXES (Reasons for difference and related tax effects) (Details)
$ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CAD ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 AUD ($)	Jan. 01, 2023 MXN ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 BDT (৳)	Jan. 01, 2023 COP ($)	Jan. 02, 2022 USD ($)
Income Taxes [Abstract]
Earnings before income taxes	$ 566,428	$ (0.1)	£ (0.2)	€ (0.8)	$ (0.2)	$ (0.5)	¥ (0.1)	৳ (0.4)	$ 0.0	$ 624,558
Applicable statutory tax rate	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%
Income taxes at applicable statutory rate	$ 150,103									$ 165,508
Effect of different tax rates and additional income taxes in other jurisdictions	(132,436)									(157,321)
Income tax and other adjustments related to prior taxation years	321									73
Tax Effect From Revaluation Of Deferred Tax Liabilities	(9,938)									(8,593)
Tax effect of tax losses	13,151									11,035
Effect of non-deductible expenses and other	3,687									6,673
Total income tax expense	$ 24,888									$ 17,375
Average effective tax rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	2.80%